Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Net operating losses from continuing operations	$ (60,796)	$ (1,956)
Property and equipment	$ 31,180		$ 90,926
Term of statute of limitations	10 years
Uncertain tax positions
Number of reportable segment	1
Impairment loss	$ 49,227
Percentage of uncertain income tax position	50.00%
Percentage of gross income	25.00%
Allowance for expected credit losses	$ 36,400		$ 36,400